Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events

(18)    Subsequent Events

On February 21, 2012, we issued and sold 1,750,980 shares of common stock at a price of $10.20 per share for gross proceeds of $17.9 million in a private placement with a new stockholder. As part of this private placement, our founder sold 700,000 shares of common stock at the same price per share to this new stockholder.

On February 24, 2012, our founder repaid $5.3 million to settle the outstanding receivable for withholding taxes associated with the sale of Series C and Series D preferred stock.

On March 27, 2012, we repurchased and subsequently cancelled 100,000 shares of common stock at a price of $10.00 per share from a former employee.

From January 1 through March 30, 2012, we granted stock options under our 2005 Stock Plan to certain employees and directors to purchase 2,959,500 shares of common stock, having exercise prices ranging from $6.50 to $10.35 per share. Additionally, we granted RSUs under our 2005 Stock Plan to Frederic B. Luddy to purchase 1,000,000 shares of common stock. The RSUs vest annually over a four year period.

In April and May 2012, we repurchased and subsequently cancelled 42,498 and 35,000 shares of common stock, respectively, at a price of $11.50 per share from former employees.

In April and May 2012, we granted stock options under our 2005 Stock Plan to certain employees to purchase 793,000 shares with an exercise price of $11.00 per share and 799,750 shares with an exercise price of $12.45 per share, respectively.

On April 27, 2012, our board of directors approved the Restated Certificate of Incorporation, Restated Bylaws, 2012 Equity Incentive Plan and the 2012 Employee Stock Purchase Plan, each to become effective in connection with the IPO.

In May 2012, we reincorporated into Delaware as ServiceNow, Inc.

Unaudited
Subsequent Events

(19) Subsequent Events (Unaudited)

On November 8, 2012, we entered into a lease agreement for 148,704 square feet of office space located in San Jose. The lease is for a period of approximately 11 years and is anticipated to begin on or around March 1, 2013. Rent will be paid on a monthly basis and will increase incrementally over the term of the lease for total minimum lease payments of approximately $48.8 million.